EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0%
	AEROSPACE & DEFENSE - 0.9%
1,910	Lockheed Martin Corporation	$ 848,059

	APPAREL & TEXTILE PRODUCTS - 4.4%
34,320	Carter's, Inc.	2,133,674
22,991	PVH Corporation	1,977,686
		4,111,360
	BANKING - 15.8%
81,957	Bank of America Corporation	2,277,586
47,160	Citigroup, Inc.	2,090,131
42,540	Columbia Banking System, Inc.	852,076
81,000	FNB Corporation	890,190
14,723	JPMorgan Chase & Company	1,998,058
97,830	Old National Bancorp	1,215,049
70,010	Regions Financial Corporation	1,209,073
60,290	Truist Financial Corporation	1,837,036
54,855	Wells Fargo & Company	2,183,778
		14,552,977
	BEVERAGES - 2.4%
35,810	Molson Coors Beverage Company, Class B	2,214,849

	BIOTECH & PHARMA - 8.4%
9,304	AbbVie, Inc.	1,283,580
7,150	Amgen, Inc.	1,577,648
4,504	Biogen, Inc.(a)	1,335,031
46,690	Pfizer, Inc.	1,775,153
33,500	Sanofi - ADR	1,709,170
		7,680,582
	CONTAINERS & PACKAGING - 1.9%
59,020	International Paper Company	1,737,549

	DIVERSIFIED INDUSTRIALS - 1.8%
30,350	Pentair PLC	1,683,515

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	ELECTRIC UTILITIES - 1.5%
57,770	Vistra Corporation	$ 1,384,747

	ENTERTAINMENT CONTENT - 2.0%
21,500	Walt Disney Company (The)(a)	1,891,140

	HEALTH CARE FACILITIES & SERVICES - 2.1%
31,130	Centene Corporation(a)	1,942,823

	HOME CONSTRUCTION - 1.6%
15,930	Mohawk Industries, Inc.(a)	1,466,197

	INDUSTRIAL SUPPORT SERVICES - 2.7%
17,910	WESCO International, Inc.	2,460,476

	INSURANCE - 5.2%
59,840	CNO Financial Group, Inc.	1,299,126
28,480	Hartford Financial Services Group, Inc. (The)	1,951,450
30,675	MetLife, Inc.	1,519,946
		4,770,522
	LEISURE FACILITIES & SERVICES - 1.5%
95,910	Norwegian Cruise Line Holdings Ltd.(a)	1,424,264

	LEISURE PRODUCTS - 2.3%
35,415	Hasbro, Inc.	2,101,880

	MACHINERY - 3.5%
28,135	Hillenbrand, Inc.	1,349,636
39,900	Terex Corporation	1,850,162
		3,199,798
	MEDICAL EQUIPMENT & DEVICES - 2.7%
19,690	Zimmer Biomet Holdings, Inc.	2,507,325

	METALS & MINING - 1.6%
20,405	Freeport-McMoRan, Inc.	700,708

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	METALS & MINING - 1.6% (Continued)
12,770	Rio Tinto plc - ADR	$ 754,069
		1,454,777
	OIL & GAS PRODUCERS - 9.1%
61,268	BP plc - ADR	2,065,344
31,320	EQT Corporation	1,088,996
55,620	Marathon Oil Corporation	1,232,539
42,610	Northern Oil and Gas, Inc.	1,274,465
35,410	Range Resources Corporation	969,172
65,170	Suncor Energy, Inc.	1,824,760
		8,455,276
	RETAIL - CONSUMER STAPLES - 1.2%
8,480	Target Corporation	1,110,286

	RETAIL - DISCRETIONARY - 0.7%
35,630	Kohl's Corporation	652,742

	SEMICONDUCTORS - 5.8%
19,690	Advanced Micro Devices, Inc.(a)	2,327,554
13,440	Marvell Technology, Inc.	786,106
8,160	QUALCOMM, Inc.	925,426
11,900	Skyworks Solutions, Inc.	1,231,769
		5,270,855
	STEEL - 1.9%
41,930	Commercial Metals Company	1,792,507

	TECHNOLOGY HARDWARE - 3.7%
82,420	NCR Corporation(a)	1,953,354
22,680	NetApp, Inc.	1,504,818
		3,458,172
	TRANSPORTATION & LOGISTICS - 2.3%
12,470	United Parcel Service, Inc., Class B	2,082,490

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares						Fair Value
	COMMON STOCKS — 88.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
14,000	PACCAR, Inc.					$ 962,920

	TOTAL COMMON STOCKS (Cost $78,526,505)					81,218,088

Principal Amount ($)				Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.4%
	U.S. TREASURY BILLS — 5.4%
5,000,000	United States Treasury Bill			4.8700	06/29/23	4,980,390

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,981,333)					4,980,390

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.0% (c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(c)
11	Eli Lilly & Company	JEF	08/18/2023	$ 420	$ 462,000	$ 19,470
17	Invesco QQQ Trust Series 1	JEF	06/16/2023	290	493,000	255
3	SPDR S&P 500 ETF Trust	JEF	06/16/2023	315	94,500	27
9	SPDR S&P 500 ETF Trust	JEF	06/16/2023	330	297,000	99
17	SPDR S&P 500 ETF Trust	JEF	06/16/2023	350	595,000	374
12	SPDR S&P 500 ETF Trust	JEF	06/16/2023	380	456,000	612
3	SPDR S&P 500 ETF Trust	JEF	12/15/2023	315	94,500	933
9	SPDR S&P 500 ETF Trust	JEF	12/15/2023	330	297,000	3,519
17	SPDR S&P 500 ETF Trust	JEF	12/15/2023	350	595,000	9,231
	TOTAL PUT OPTIONS PURCHASED (Cost - $131,388)					34,520

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $131,388)					34,520

	TOTAL INVESTMENTS - 93.4% (Cost $83,639,226)					$ 86,232,998
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $430,696)					(209,083)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $304,198)					(184,706)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.0%					6,472,670
	NET ASSETS - 100.0%					$ 92,311,879

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Contracts(b)
	WRITTEN EQUITY OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
44	Advanced Micro Devices, Inc.	JEF	10/20/2023	$ 110	$ 484,000	$ 86,548
113	BP plc	JEF	10/20/2023	43	485,900	2,147
92	Commercial Metals Company	JEF	06/16/2023	55	506,000	230
35	JPMorgan Chase & Company	JEF	06/16/2023	145	507,500	630
252	Norwegian Cruise Line Holdings Ltd.	JEF	09/15/2023	20	504,000	7,056
53	PVH Corporation	JEF	06/16/2023	95	503,500	9,646
23	SPDR S&P 500 ETF Trust	JEF	06/16/2023	430	989,000	1,702
11	SPDR S&P 500 ETF Trust	JEF	06/16/2023	435	478,500	275
22	SPDR S&P 500 ETF Trust	JEF	12/15/2023	450	990,000	18,436
84	Terex Corporation	JEF	07/21/2023	60	504,000	1,260
97	Terex Corporation	JEF	10/20/2023	50	485,000	39,770
31	WESCO International, Inc.	JEF	11/17/2023	155	480,500	33,945
35	Zimmer Biomet Holdings, Inc.	JEF	09/15/2023	140	490,000	7,438
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $430,696)					209,083

	PUT OPTIONS WRITTEN - (0.2)%
78	Advanced Micro Devices, Inc.	JEF	06/16/2023	$ 65	$ 507,000	$ 234
210	Marathon Oil Corporation	JEF	09/15/2023	23	483,000	48,825
126	Marvell Technology, Inc.	JEF	06/16/2023	40	504,000	252
138	Marvell Technology, Inc.	JEF	09/15/2023	35	483,000	4,830
81	NetApp, Inc.	JEF	09/15/2023	60	486,000	18,630
173	Northern Oil and Gas, Inc.	JEF	09/15/2023	28	484,400	34,600
97	Pentair plc	JEF	08/18/2023	50	485,000	12,610
210	Range Resources Corporation	JEF	09/15/2023	23	483,000	20,475
150	Truist Financial Corporation	JEF	09/15/2023	30	450,000	44,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $304,198)					184,706

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $734,894)					$ 393,789

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (8.8)%
	EQUITY - (8.8)%
(4,640)	Invesco QQQ Trust Series 1	$ (1,614,674)
(17,780)	iShares Russell 1000 ETF	(4,072,687)
(2,800)	iShares Russell 2000 ETF	(486,556)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (8.8)% (Continued)
	EQUITY - (8.8)% (Continued)
(7,980)	iShares Russell 3000 ETF	$ (1,907,060)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $8,549,615)	(8,080,977)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
JEF	- Jefferies
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.